Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 item	Mar. 31, 2013	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Maximum	Dec. 31, 2012 Domestic corporate commercial paper	Dec. 31, 2013 Cash	Dec. 31, 2012 Cash	Dec. 31, 2013 Money market	Dec. 31, 2012 Money market	Dec. 31, 2012 Domestic corporate commercial paper
Available-for-sale marketable securities
Cash and cash equivalents, Carrying Value	$ 29,558	$ 12,303	$ 13,405	$ 18,653	$ 25,128	$ 10,582			$ 2,710	$ 1,134	$ 9,593	$ 16,020	$ 1,499
Cash and cash equivalents, Fair Value		12,303		18,653					2,710	1,134	9,593	16,020	1,499
Marketable securities, Amortized Cost				4,000				4,000
Marketable securities, Fair Value				$ 4,000				$ 4,000
Debt securities held in an unrealized loss position for more than 12 months		0		0
Debt securities held in an unrealized loss position for less than 12 months		0		0
Marketable securities, contractual term to maturity							1 year